Summary of Significant Accounting Policies - Schedule of Revenues Disaggregated by Timing of Revenue Recognition (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Revenues Disaggregated by Timing of Revenue Recognition [Line Items]
Total Revenues	$ 276,510	$ 222,309
Revenue recognized at a point of time [Member]
Schedule of Revenues Disaggregated by Timing of Revenue Recognition [Line Items]
Total Revenues	248,503	197,964
Revenue recognized over time [Member]
Schedule of Revenues Disaggregated by Timing of Revenue Recognition [Line Items]
Total Revenues	$ 28,007	$ 24,345